Segment Information (Details) (USD $)	3 Months Ended									12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment information
Net revenues	$ 158,328,000	$ 113,776,000	$ 39,633,000	$ 46,072,000	$ 42,649,000	$ 37,659,000	$ 45,823,000	$ 60,252,000	$ 66,909,000	$ 242,129,000	$ 210,643,000	$ 231,884,000
Income from operations	74,334,000	39,016,000	5,665,000	9,090,000	6,810,000	4,534,000	8,155,000	14,472,000	16,507,000	60,582,000	43,668,000	52,513,000
Interest expense	28,974,000									19,254,000
Income from operations before income taxes	45,906,000				5,530,000					37,126,000	37,350,000	45,559,000
Income tax provision	1,594,000				2,316,000					17,296,000	14,431,000	18,875,000
Net income	44,312,000	9,234,000	2,681,000	4,699,000	3,214,000	2,106,000	4,530,000	7,618,000	8,665,000	19,830,000	22,919,000	26,684,000
Depreciation	26,522,000				3,588,000					28,923,000	14,090,000	14,568,000
Capital expenditures	24,002,000				78,000					16,428,000	5,190,000	8,288,000
Assets	2,561,886,000	2,609,239,000				267,075,000				2,609,239,000	267,075,000
GLP Capital
Segment information
Net revenues	118,112,000									76,557,000
Income from operations	67,871,000									34,333,000
Interest expense										19,254,000
Income from operations before income taxes	42,044,000									15,079,000
Income tax provision										8,467,000
Net income	42,044,000									6,612,000
Depreciation	23,441,000									14,896,000
Capital expenditures	24,002,000									13,042,000
Assets	2,324,839,000	2,379,243,000								2,379,243,000
Transaction costs										13,500,000
TRS properties
Segment information
Net revenues	40,216,000				42,649,000					165,572,000	210,643,000	231,884,000
Income from operations	6,463,000				6,810,000					26,249,000	43,668,000	52,513,000
Income from operations before income taxes	3,862,000				5,530,000					22,047,000	37,350,000	45,559,000
Income tax provision	1,594,000				2,316,000					8,829,000	14,431,000	18,875,000
Net income	2,268,000				3,214,000					13,218,000	22,919,000	26,684,000
Depreciation	3,081,000				3,588,000					14,027,000	14,090,000	14,568,000
Capital expenditures					78,000					3,386,000	5,190,000	8,288,000
Assets	$ 237,047,000	$ 229,996,000				$ 267,075,000				$ 229,996,000	$ 267,075,000